As filed with the Securities and Exchange Commission on May 15, 2014

File Nos. 002-91369, 811-04041

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 58	☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 59	☒

(Check appropriate box or boxes)

GE INVESTMENTS FUNDS, INC.

1600 Summer Street

Stamford, Connecticut 06905

(203) 326-4040

(Registrant’s Exact Name, Address and Telephone Number)

Joon Won Choe, Esq.

Senior Vice President, Deputy General Counsel & Secretary

GE Asset Management Incorporated

1600 Summer Street

Stamford, Connecticut 06905

(Name and Address of Agent for Service)

Copy to:

Christopher E. Palmer, Esq.

Goodwin Procter LLP

901 New York Avenue, N.W.

Washington, DC 20001

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It Is Proposed That this Filing Will Become Effective (check appropriate box)

☒	Immediately upon Filing Pursuant to Paragraph (b) of Rule 485
☐	on (date) Pursuant to Paragraph (b) of Rule 485
☐	60 Days after Filing Pursuant to Paragraph (a)(1) of Rule 485
☐	on (date) Pursuant to Paragraph (a)(1) of Rule 485
☐	75 Days after Filing Pursuant to Paragraph (a)(2) of Rule 485
☐	on (Date) Pursuant to Paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 58 to the Trust’s Registration Statement on Form N-1A hereby incorporates Parts A, B and C from the Trust’s PEA No. 57 on Form N-1A filed April 29, 2014. This PEA No. 58 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 57 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Stamford, State of Connecticut on this 15th day of May, 2014.

By:	/s/ Jeanne M. LaPorta
Jeanne M. LaPorta
President and Director

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Jeanne M. LaPorta	President (Principal Executive Officer) and Director	May 15, 2014
Jeanne M. LaPorta

/s/ John R. Costantino	Chairman of the Board	May 15, 2014
John R. Costantino*

/s/ R. Sheldon Johnson	Director	May 15, 2014
R. Sheldon Johnson*

/s/ Donna M. Rapaccioli	Director	May 15, 2014
Donna M. Rapaccioli*

/s/ Matthew J. Simpson	Director	May 15, 2014
Matthew J. Simpson

/s/ Arthur A. Jensen	Treasurer (Principal Financial Officer)	May 15, 2014
Arthur A. Jensen

/s/ Joon Won Choe
Joon Won Choe

*	Signatures affixed by Joon Won Choe pursuant to a power of attorney dated April 16, 2012.

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase